Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[4]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral[5]	Cash collateral	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Derivatives (Note 14)[1]	303,911	(79,799)	224,112	(193,720)	(29,998)	394	1,126	225,238
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	14,490	(196)	14,294	(14,293)	—	1	63	14,357
– non-trading assets	103,839	(52,268)	51,571	(51,310)	(260)	1	2,378	53,949
Loans and advances to customers[2]	17,979	(8,105)	9,874	(8,143)	—	1,731	1	9,875
At 31 Dec 2022	440,219	(140,368)	299,851	(267,466)	(30,258)	2,127	3,568	303,419

Derivatives (Note 14)[1]	160,801	(20,689)	140,112	(114,985)	(24,277)	850	1,109	141,221
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	11,960	(156)	11,804	(11,804)	—	—	40	11,844
– non-trading assets	125,935	(72,788)	53,147	(53,044)	(103)	—	1,301	54,448
Loans and advances to customers[2]	14,741	(6,091)	8,650	(7,053)	—	1,597	5	8,655
At 31 Dec 2021	313,437	(99,724)	213,713	(186,886)	(24,380)	2,447	2,455	216,168

Financial liabilities
Derivatives (Note 14)[1]	297,341	(79,799)	217,542	(197,201)	(19,662)	679	1,325	218,867
Repos, stock lending and similar agreements classified as:
– trading liabilities	10,180	(196)	9,984	(9,983)	—	1	2	9,986
– non-trading liabilities	85,168	(52,268)	32,900	(32,719)	(182)	(1)	1	32,901
Customer accounts[3]	24,082	(8,105)	15,977	(8,143)	—	7,834	10	15,987
At 31 Dec 2022	416,771	(140,368)	276,403	(248,046)	(19,844)	8,513	1,338	277,741

Derivatives (Note 14)[1]	159,169	(20,689)	138,480	(124,745)	(13,273)	462	888	139,368
Repos, stock lending and similar agreements classified as:
– trading liabilities	9,444	(156)	9,288	(9,288)	—	—	13	9,301
– non-trading liabilities	100,031	(72,788)	27,243	(27,090)	(153)	—	16	27,259
Customer accounts[3]	21,846	(6,091)	15,755	(7,053)	—	8,702	11	15,766
At 31 Dec 2021	290,490	(99,724)	190,766	(168,176)	(13,426)	9,164	928	191,694
1At 31 Dec 2022, the amount of cash margin received that had been offset against the gross derivatives assets was £2,373m (2021: £2,590m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was £7,279m (2021: £6,180m).
2 At 31 Dec 2022, the total amount of 'Loans and advances to customers' recognised on the balance sheet was £72,614m (2021: £91,177m) of which £9,874m (2021: £8,650m) was subject to offsetting.
3 At 31 Dec 2022, the total amount of 'Customer accounts' recognised on the balance sheet was £215,948m (2021: £205,241m) of which £15,977m (2021: £15,755m) was subject to offsetting.
4 These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
5 The disclosure has been enhanced this year to support consistency across Group entities. All financial instruments (whether recognised on our balance sheet or as non-cash collateral received or pledged) are presented within ‘financial instruments, including non-cash collateral‘ as balance sheet classification has no effect on the rights of set-off associated with financial instruments. Comparative data have been represented accordingly.